ANALYSIS OF OPERATING SEGMENTS (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 COP ($)		Dec. 31, 2017 USD ($) [1]	Dec. 31, 2016 COP ($)		Dec. 31, 2015 COP ($)		Dec. 31, 2017 USD ($)
Assets
Held-for-trading financial assets	$ 5,128,088			$ 4,593,725				$ 1,718.5
Available-for-sale financial assets	18,614,160			18,392,512				6,238.0	[1]
Held-to-maturity investments	2,899,039			2,570,486				971.5	[1]
Investments in associates and joint ventures	1,043,014			1,146,647				349.5	[1]
Loans and receivables	160,754,295			150,898,732				53,872.0	[1]
Other Assets	48,099,944			46,471,619
Total Assets	236,538,540			224,073,721				79,268.9	[1]
Liabilities
Customer Deposits	154,885,224			143,887,055				51,905.2	[1]
Financial Obligations	45,276,036			45,516,281				15,172.9	[1]
Other Liabilities	10,506,053			10,011,163
Total Liabilities	210,667,313			199,414,499				$ 70,598.8	[1]
Income
Interest income	18,741,833		$ 6,280.7	17,546,970		$ 14,075,598
Commission and fee income	5,202,125			4,879,187		4,284,233
Participation in profit or loss associates and joint business	171,964			140,765		230,398
Dividends	50,439			28,027		33,611
Other Income	2,457,664			3,342,289		2,523,581
Total income	26,624,025			25,937,238		21,147,421
Expenses
Interest expense	8,227,699		2,757.3	8,392,405		5,751,459
Impairment loss on loan and other accounts receivable	4,119,334			3,004,184		2,127,750
Depreciations and amortizations	521,408			471,608		488,212
Commission and fee expense	623,114		208.8	619,528		621,946
Administrative Expenses	4,513,148			4,409,199		3,878,786
Other expense	3,704,095			3,466,469		3,054,612
Income tax expense	1,752,794		$ 587.4	2,056,909		1,878,970
Total Expenses	23,461,592			22,420,302		17,801,735
Net income for the year	3,162,433			3,516,936		3,345,686
Intersegment Income [Member]
Income
Interest income	0			0		0
Commission and fee income	0			0		0
Participation in profit or loss associates and joint business	0			0		0
Dividends	0			0		0
Other Income	0			0		0
Total income	0			0		0
Banco Bogota S.A. [Member]
Assets
Held-for-trading financial assets	2,590,371			2,179,411
Available-for-sale financial assets	9,949,001			9,157,156
Held-to-maturity investments	1,367,582			1,256,607
Investments in associates and joint ventures	3,417,702			3,354,551
Loans and receivables	104,243,806			97,169,521
Other Assets	27,820,671			28,313,503
Total Assets	149,389,133			141,430,749
Liabilities
Customer Deposits	100,947,244			93,676,674
Financial Obligations	25,294,735			25,863,311
Other Liabilities	4,955,086			4,652,581
Total Liabilities	131,197,065			124,192,566
Income
Total income	16,396,415			18,107,549	[2]	13,004,951
Expenses
Interest expense	4,594,100			4,568,469	[2]	3,211,117
Impairment loss on loan and other accounts receivable	2,459,293			1,897,902	[2]	1,323,338
Depreciations and amortizations	361,621			352,618	[2]	358,517
Commission and fee expense	351,073			347,612	[2]	327,250
Administrative Expenses	3,035,346			2,943,832	[2]	2,508,967
Other expense	2,491,824			2,414,696	[2]	2,168,527
Income tax expense	970,207			1,150,393	[2]	1,047,656
Total Expenses	14,263,464			13,675,522	[2]	10,945,372
Net income for the year	2,132,951			4,432,027	[2]	2,059,579
Banco Bogota S.A. [Member] | External Income [Member]
Income
Interest income	11,241,897			10,481,965	[2]	8,511,619
Commission and fee income	4,187,221			3,957,774	[2]	3,432,513
Participation in profit or loss associates and joint business	5,847			(4,275)	[2]	178,243
Dividends	1,321			1,779	[2]	417
Other Income	819,797			1,336,185	[2]	706,302
Total income	16,256,083			15,773,428	[2]	12,829,094
Banco Bogota S.A. [Member] | Intersegment Income [Member]
Income
Interest income	72,910			219,995	[2]	(32,382)
Commission and fee income	2,988			900	[2]	471
Participation in profit or loss associates and joint business	36,782			116,488	[2]	(1,439)
Dividends	3,101			0	[2]	2,105
Other Income	24,551			1,996,738	[2]	207,102
Total income	140,332			2,334,121	[2]	175,857
Banco de Occidente S.A. [Member]
Assets
Held-for-trading financial assets	584,470			645,607
Available-for-sale financial assets	4,526,311			3,991,626
Held-to-maturity investments	689,023			542,008
Investments in associates and joint ventures	672,169			570,782
Loans and receivables	27,480,881			26,573,862
Other Assets	3,794,020			3,244,622
Total Assets	37,746,874			35,568,507
Liabilities
Customer Deposits	26,169,109			24,176,056
Financial Obligations	5,802,728			5,504,607
Other Liabilities	1,370,759			1,496,658
Total Liabilities	33,342,596			31,177,321
Income
Total income	4,132,220			4,054,751		3,354,125
Expenses
Interest expense	1,388,144			1,455,389		989,836
Impairment loss on loan and other accounts receivable	993,350			579,471		544,143
Depreciations and amortizations	69,255			64,252		61,396
Commission and fee expense	94,089			99,804		151,038
Administrative Expenses	703,106			632,153		586,050
Other expense	390,812			363,398		352,957
Income tax expense	115,778			232,292		195,606
Total Expenses	3,754,534			3,426,759		2,881,026
Net income for the year	377,686			627,992		473,099
Banco de Occidente S.A. [Member] | External Income [Member]
Income
Interest income	3,450,056			3,363,556		2,648,326
Commission and fee income	396,658			387,986		394,039
Participation in profit or loss associates and joint business	2,402			(484)		20,674
Dividends	370			1,150		2,638
Other Income	49,916			93,860		105,337
Total income	3,899,402			3,846,068		3,171,014
Banco de Occidente S.A. [Member] | Intersegment Income [Member]
Income
Interest income	1,818			2,893		2,570
Commission and fee income	5,171			4,386		4,752
Participation in profit or loss associates and joint business	139,555			118,109		75,227
Dividends	5,494			20,336		25,127
Other Income	80,780			62,959		75,435
Total income	232,818			208,683		183,111
Banco Popular S.A [Member]
Assets
Held-for-trading financial assets	217,354			228,176
Available-for-sale financial assets	2,172,140			2,046,466
Held-to-maturity investments	483,796			409,131
Investments in associates and joint ventures	10,965			9,103
Loans and receivables	17,034,186			16,016,683
Other Assets	2,403,662			2,021,585
Total Assets	22,322,103			20,731,144
Liabilities
Customer Deposits	15,968,499			14,733,350
Financial Obligations	2,778,675			2,451,314
Other Liabilities	903,882			867,567
Total Liabilities	19,651,056			18,052,231
Income
Total income	2,537,768			2,477,358		2,004,718
Expenses
Interest expense	977,441			995,070		583,151
Impairment loss on loan and other accounts receivable	258,926			229,948		63,180
Depreciations and amortizations	45,417			40,449		39,130
Commission and fee expense	86,228			83,857		54,774
Administrative Expenses	520,204			501,664		465,226
Other expense	334,944			293,930		276,905
Income tax expense	108,914			151,365		173,060
Total Expenses	2,332,074			2,296,283		1,655,426
Net income for the year	205,694			181,075		349,292
Banco Popular S.A [Member] | External Income [Member]
Income
Interest income	2,196,753			2,042,878		1,623,643
Commission and fee income	224,233			219,717		180,302
Participation in profit or loss associates and joint business	2,622			388		2,002
Dividends	1,991			3,112		2,534
Other Income	94,577			183,931		162,605
Total income	2,520,176			2,450,026		1,971,086
Banco Popular S.A [Member] | Intersegment Income [Member]
Income
Interest income	1,047			848		633
Commission and fee income	4,133			2,282		3,091
Participation in profit or loss associates and joint business	(376)			(1,206)		(1,229)
Dividends	6,810			25,293		30,989
Other Income	5,978			115		148
Total income	17,592			27,332		33,632
Banco AV Villas S.A [Member]
Assets
Held-for-trading financial assets	328,070			182,936
Available-for-sale financial assets	396,128			1,478,433
Held-to-maturity investments	274,150			250,980
Investments in associates and joint ventures	1,597			0
Loans and receivables	9,977,597			8,981,858
Other Assets	1,340,582			1,572,427
Total Assets	12,318,124			12,466,634
Liabilities
Customer Deposits	10,086,106			9,706,084
Financial Obligations	212,914			975,300
Other Liabilities	554,618			382,166
Total Liabilities	10,853,638			11,063,550
Income
Total income	1,645,948			1,553,757		1,313,029
Expenses
Interest expense	423,069			451,224		273,944
Impairment loss on loan and other accounts receivable	327,833			236,434		188,895
Depreciations and amortizations	29,897			24,787		22,571
Commission and fee expense	108,572			98,738		85,195
Administrative Expenses	375,522			324,787		302,765
Other expense	180,186			158,243		155,355
Income tax expense	63,174			79,994		108,704
Total Expenses	1,508,253			1,374,207		1,137,429
Net income for the year	137,695			179,550		175,600
Banco AV Villas S.A [Member] | External Income [Member]
Income
Interest income	1,305,784			1,193,544		986,384
Commission and fee income	250,824			237,762		218,769
Participation in profit or loss associates and joint business	2,043			729		1,523
Dividends	1,514			2,941		1,909
Other Income	62,642			99,701		90,644
Total income	1,622,807			1,534,677		1,299,229
Banco AV Villas S.A [Member] | Intersegment Income [Member]
Income
Interest income	4,797			6,223		2,467
Commission and fee income	15,065			13,170		11,895
Participation in profit or loss associates and joint business	132			(1,923)		(2,055)
Dividends	1,170			0		0
Other Income	1,977			1,610		1,493
Total income	23,141			19,080		13,800
Corficolombiana [Member]
Assets
Held-for-trading financial assets	1,577,734			1,499,533
Available-for-sale financial assets	2,541,683			2,773,149
Held-to-maturity investments	84,488			111,760
Investments in associates and joint ventures	820,125			932,586
Loans and receivables	2,785,100			3,141,864
Other Assets	13,305,870			12,045,752
Total Assets	21,115,000			20,504,644
Liabilities
Customer Deposits	4,095,692			3,846,793
Financial Obligations	8,875,171			9,288,278
Other Liabilities	2,901,402			2,469,928
Total Liabilities	15,872,265			15,604,999
Income
Total income	2,313,589			2,316,815		1,892,991
Expenses
Interest expense	852,501			947,603		607,989
Impairment loss on loan and other accounts receivable	79,932			59,176		8,468
Depreciations and amortizations	5,881			4,513		5,810
Commission and fee expense	10,772			8,970		18,013
Administrative Expenses	119,271			138,626		90,812
Other expense	241,636			104,944		73,262
Income tax expense	440,043			381,647		330,889
Total Expenses	1,750,036			1,645,479		1,135,243
Net income for the year	563,553			671,336		757,748
Corficolombiana [Member] | External Income [Member]
Income
Interest income	547,028			442,398		304,109
Commission and fee income	95,086			63,763		58,610
Participation in profit or loss associates and joint business	159,050			144,407		27,956
Dividends	45,243			18,973		26,113
Other Income	1,413,594			1,647,967		1,263,449
Total income	2,260,001			2,317,508		1,680,237
Corficolombiana [Member] | Intersegment Income [Member]
Income
Interest income	62,097			75,641		30,274
Commission and fee income	1,339			2,115		2,693
Participation in profit or loss associates and joint business	159			100		178,305
Dividends	1,244			944		0
Other Income	(11,251)			(79,493)		1,482
Total income	53,588			(693)		212,754
Elimination of intersegment amounts [member]
Assets
Held-for-trading financial assets	(169,911)	[3]		(141,938)	[4]
Available-for-sale financial assets	(971,103)	[3]		(1,054,318)	[4]
Held-to-maturity investments	0	[3]		0	[4]
Investments in associates and joint ventures	(3,879,544)	[3]		(3,720,375)	[4]
Loans and receivables	(767,275)	[3]		(985,056)	[4]
Other Assets	(564,861)	[3]		(726,270)	[4]
Total Assets	(6,352,694)	[3]		(6,627,957)	[4]
Liabilities
Customer Deposits	(2,381,426)	[3]		(2,251,902)	[4]
Financial Obligations	2,311,813	[3]		1,433,471	[4]
Other Liabilities	(179,694)	[3]		142,263	[4]
Total Liabilities	(249,307)	[3]		(676,168)	[4]
Income
Total income	(401,915)	[3]		(2,572,992)	[2],[4]	(422,393)	[4]
Expenses
Interest expense	(7,556)	[3]		(25,350)	[2],[4]	85,422
Impairment loss on loan and other accounts receivable	0	[3]		1,253	[2],[4]	(274)
Depreciations and amortizations	9,337	[3]		(15,011)	[2],[4]	788
Commission and fee expense	(27,620)	[3]		(19,453)	[2],[4]	(14,324)
Administrative Expenses	(240,301)	[3]		(131,863)	[2],[4]	(75,034)
Other expense	64,693	[3]		131,258	[2],[4]	27,606
Income tax expense	54,678	[3]		61,218	[2],[4]	23,055
Total Expenses	(146,769)	[3]		2,052	[2],[4]	47,239
Net income for the year	(255,146)	[3]		(2,575,044)	[2],[4]	(469,632)
Elimination of intersegment amounts [member] | External Income [Member]
Income
Interest income	315	[3]		22,629	[2],[4]	1,517	[4]
Commission and fee income	48,103	[3]		12,185	[2],[4]	0	[4]
Participation in profit or loss associates and joint business	0	[3]		0	[2],[4]	0	[4]
Dividends	0	[3]		72	[2],[4]	0	[4]
Other Income	17,138	[3]		(19,355)	[2],[4]	195,244	[4]
Total income	65,556	[3]		15,531	[2],[4]	196,761	[4]
Elimination of intersegment amounts [member] | Intersegment Income [Member]
Income
Interest income	(142,669)	[3]		(305,600)	[2],[4]	(3,562)	[4]
Commission and fee income	(28,696)	[3]		(22,853)	[2],[4]	(22,902)	[4]
Participation in profit or loss associates and joint business	(176,252)	[3]		(231,568)	[2],[4]	(248,809)	[4]
Dividends	(17,819)	[3]		(46,573)	[2],[4]	(58,221)	[4]
Other Income	(102,035)	[3]		(1,981,929)	[2],[4]	(285,660)	[4]
Total income	$ (467,471)	[3]		$ (2,588,523)	[2],[4]	$ (619,154)	[4]

[1]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.
[2]	Includes Ps. 2,208,053 of income resulting from the desconsolidation of Corficolombiana.
[3]	Includes Grupo Aval, Grupo Aval Limited, Grupo Aval International Limited and ATH negocio conjunto.
[4]	Includes Grupo Aval, Grupo Aval Limited and Grupo Aval International Limited.